Share-Based Payments (Details) - USD ($)								3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 20, 2024	Feb. 20, 2024	Dec. 23, 2023	Dec. 16, 2023	Dec. 16, 2022	Aug. 10, 2022	Mar. 24, 2017	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 18, 2024	Dec. 19, 2023
Share-Based Payments [Line Items]
Percentage of common stock issued and outstanding							20.00%			20.00%	20.00%
Stock options (in Shares)														2,581	60,000	35,000
Option issued (in Shares)					2,890
Exercise price option (in Dollars per share)					$ 26.4
Exercise option term					5 years
Share-based payment expense								$ 40,454	$ 55,305		$ 92,578	$ 98,760	$ 137,714	$ 278,154
Weighted-average vesting period											1 year 3 months 18 days		1 year 4 months 17 days
Stock options granted (in Shares)											28,700		29,020	3,086
General and Administrative Expenses [Member]
Share-Based Payments [Line Items]
Share-based payment expense								23,854	9,768		$ 55,393	57,231
Research and Development Expense [Member]
Share-Based Payments [Line Items]
Share-based payment expense								15,956	6,659		36,172	41,024
Cost of Goods Sold [Member]
Share-Based Payments [Line Items]
Share-based payment expense								$ 644	$ 506		$ 1,013	$ 505
Share-Based Payment Arrangement, Option [Member]
Share-Based Payments [Line Items]
Stock options (in Shares)								40,824		8,966	40,824		8,966
Stock options granted (in Shares)	28,700
Share-Based Payment [Member]
Share-Based Payments [Line Items]
Research and development expenses													$ 793	$ 0
Unvested Options [Member]
Share-Based Payments [Line Items]
Unrecognized compensation cost								$ 99,006		$ 107,586	$ 99,006		107,586
Employees [Member]
Share-Based Payments [Line Items]
Option issued (in Shares)		2,500	25,111
Exercise price option (in Dollars per share)		$ 7.4	$ 7.4
Exercise option term		5 years	5 years
Board of Directors Chairman [Member]
Share-Based Payments [Line Items]
Option issued (in Shares)			1,420	168		28
Exercise price option (in Dollars per share)			$ 7.4	$ 26.4		$ 195
Exercise option term			5 years			5 years
Minimum [Member]
Share-Based Payments [Line Items]
General and administrative expenses													80,513	56,408
Maximum [Member]
Share-Based Payments [Line Items]
General and administrative expenses													$ 162,200
Research and development expenses														$ 115,954
Previously Reported [Member]
Share-Based Payments [Line Items]
Stock options (in Shares)																35,000
Previously Reported [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Payments [Line Items]
Stock options (in Shares)										8,964			8,964